STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended		11 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Issuance, Per Share Amount	$ 0.95	$ 0.95
Private Placement [Member]
Equity Issuance, Per Share Amount	$ 6.07
IPO [Member]
Equity Issuance, Per Share Amount	$ 11
Preferred Class A [Member]
Equity Issuance, Per Share Amount			$ 0.53